Related Party Transactions - Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class A common stock
Related Party Transaction [Line Items]
Number of shares per warrant (in shares)	0.33	0.33
Exercise price of warrant (in dollars per share)	$ 11.50	$ 11.50
Sponsor | Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares)	10,533,333	10,533,333
Price of warrants (in dollars per share)	$ 1.50	$ 1.50
Aggregate purchase price	$ 15,800,000	$ 15,800,000
Sponsor | Private Placement | Class A common stock
Related Party Transaction [Line Items]
Number of shares per warrant (in shares)	1	1
Exercise price of warrant (in dollars per share)	$ 11.50	$ 11.50